Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.5%
B3 SA - Brasil Bolsa Balcao	7,926,492	$19,332,907
Embraer SA	390,410	4,470,312
Energisa SA	596,610	4,954,799
Engie Brasil Energia SA	2,072,614	14,879,191
Motiva Infraestrutura de Mobilidade SA	8,462,980	19,945,969
Natura & Co. Holding SA(a)	3,220,967	5,896,236
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	1,287,156	15,458,744
Petroleo Brasileiro SA - Petrobras	2,349,707	13,520,213
Raia Drogasil SA	2,316,650	6,014,906
Rumo SA	5,716,060	18,808,681
TIM SA/Brazil	1,461,596	4,980,594
TOTVS SA	1,862,417	13,744,667
Ultrapar Participacoes SA	1,516,866	4,320,263
Vibra Energia SA	4,460,213	15,736,882
		162,064,364
Chile — 0.7%
Enel Americas SA	105,865,089	9,870,866
Enel Chile SA	289,626,933	20,998,993
		30,869,859
China — 28.9%
Agricultural Bank of China Ltd., Class H	14,684,000	9,408,648
Alibaba Group Holding Ltd.	8,897,368	126,679,055
Alibaba Health Information Technology Ltd.(a)(b)	9,270,000	5,297,452
ANTA Sports Products Ltd.	835,200	10,078,529
Baidu Inc., Class A(a)	809,912	8,313,043
Bank of China Ltd., Class A	6,093,800	4,660,820
Bank of China Ltd., Class H	51,980,000	30,117,535
Bosideng International Holdings Ltd.	12,220,000	6,825,156
BYD Co. Ltd., Class H(b)	719,000	35,732,869
China Construction Bank Corp., Class A	6,526,100	8,163,379
China Construction Bank Corp., Class H	85,579,000	76,514,181
China Everbright Bank Co. Ltd., Class H	10,246,000	4,737,416
China Life Insurance Co. Ltd., Class H	2,361,000	4,780,465
China Mengniu Dairy Co. Ltd.	2,891,000	6,459,820
China Merchants Bank Co. Ltd., Class A	2,610,900	15,678,850
China Merchants Bank Co. Ltd., Class H	2,761,000	17,094,247
China Minsheng Banking Corp. Ltd., Class A	24,056,400	14,493,579
China Minsheng Banking Corp. Ltd., Class H	34,735,023	17,833,113
China Pacific Insurance Group Co. Ltd., Class A	1,003,100	4,775,136
China Pacific Insurance Group Co. Ltd., Class H	2,128,800	6,613,786
China Resources Beer Holdings Co. Ltd.	1,432,000	4,532,034
China Resources Gas Group Ltd.	1,647,200	4,373,490
Chow Tai Fook Jewellery Group Ltd.	3,471,600	4,928,272
CITIC Securities Co. Ltd., Class A	1,775,000	6,250,587
CITIC Securities Co. Ltd., Class H	1,857,500	4,674,790
CMOC Group Ltd., Class A	5,869,100	5,836,127
CMOC Group Ltd., Class H	13,056,000	10,407,111
Contemporary Amperex Technology Co. Ltd., Class A	459,085	15,831,863
CSPC Pharmaceutical Group Ltd.	5,883,520	6,057,739
ENN Energy Holdings Ltd.	1,241,300	9,842,245
Fosun International Ltd.	21,110,000	12,319,322
Foxconn Industrial Internet Co. Ltd., Class A	1,793,100	4,684,109
Geely Automobile Holdings Ltd.	5,518,000	12,298,614
Guotai Haitong Securities Co. Ltd.	4,660,700	11,070,261
Guotai Haitong Securities Co. Ltd., Class H(c)	9,194,400	12,969,497
Haier Smart Home Co. Ltd., Class A	1,324,700	4,587,331
Haier Smart Home Co. Ltd., Class A	1,836,000	5,346,833
Hansoh Pharmaceutical Group Co. Ltd.(c)	2,528,000	8,307,576
Huatai Securities Co. Ltd., Class A	4,972,202	11,514,142
Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class H(c)	2,888,400	$4,843,642
IEIT Systems Co. Ltd., Class A	677,100	4,572,966
Industrial & Commercial Bank of China Ltd., Class H	34,539,000	25,050,226
Industrial Bank Co. Ltd., Class A	6,790,600	21,278,900
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,886,000	7,895,849
Innovent Biologics Inc.(a)(c)	1,758,000	13,871,709
JD.com Inc., Class A	1,359,678	22,003,846
Kanzhun Ltd., ADR(a)	284,330	4,822,237
KE Holdings Inc., ADR	300,830	5,553,322
KE Holdings Inc., Class A	311,100	1,937,189
Kingdee International Software Group Co. Ltd.(a)	4,208,000	6,549,054
Kingsoft Corp. Ltd.	2,035,400	8,630,624
Kuaishou Technology(a)(c)	1,262,600	8,487,483
Lenovo Group Ltd.	14,406,000	16,446,153
Li Auto Inc., Class A(a)	1,445,528	20,580,124
Meituan, Class B(a)(c)	2,684,630	46,429,713
MINISO Group Holding Ltd.	904,000	3,853,824
NetEase Inc.	1,362,270	32,937,295
NIO Inc., Class A(a)(b)	1,711,739	6,037,250
Nongfu Spring Co. Ltd., Class H(c)	960,200	4,665,424
Orient Securities Co. Ltd., Class A	5,073,105	6,546,275
PDD Holdings Inc., ADR(a)	259,455	25,040,002
People's Insurance Co. Group of China Ltd. (The), Class H	12,650,000	8,251,410
PICC Property & Casualty Co. Ltd., Class H	3,810,000	7,239,429
Ping An Insurance Group Co. of China Ltd., Class A	771,100	5,674,893
Ping An Insurance Group Co. of China Ltd., Class H	4,605,500	26,898,798
Pop Mart International Group Ltd.(c)	531,600	14,857,171
Postal Savings Bank of China Co. Ltd., Class A	7,880,000	5,815,160
Postal Savings Bank of China Co. Ltd., Class H(c)	10,129,000	6,568,164
Shenzhen Inovance Technology Co. Ltd., Class A	498,500	4,530,667
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	321,000	10,009,671
Sino Biopharmaceutical Ltd.	8,947,151	5,046,754
Sungrow Power Supply Co. Ltd., Class A	978,353	8,168,322
Sunny Optical Technology Group Co. Ltd.	1,020,023	7,787,458
Tencent Holdings Ltd.	3,443,600	217,093,574
Tongcheng Travel Holdings Ltd.	2,771,600	7,788,102
Trip.com Group Ltd.	340,871	21,324,946
Vipshop Holdings Ltd., ADR	381,368	5,259,065
WuXi AppTec Co. Ltd., Class A	1,129,600	9,908,792
Wuxi Biologics Cayman Inc.(a)(c)	4,755,000	15,018,428
Xiaomi Corp., Class B(a)(c)	9,163,200	58,983,575
XPeng Inc., Class A(a)	1,442,096	13,970,690
Yadea Group Holdings Ltd.(c)	4,234,000	6,448,924
Yum China Holdings Inc.	308,904	13,483,660
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	165,100	4,659,506
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	833,300	5,848,062
		1,358,757,350
Colombia — 0.1%
Grupo Cibest SA	380,513	4,469,082
Czech Republic — 0.1%
Moneta Money Bank AS(c)	938,119	6,142,680
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	3,660,808	6,095,216
Greece — 0.9%
Metlen Energy & Metals SA	348,593	17,675,985

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece (continued)
OPAP SA	758,256	$16,304,791
Piraeus Financial Holdings SA	1,497,088	9,973,404
		43,954,180
Hong Kong — 0.1%
BeOne Medicines Ltd.(a)	289,200	5,515,592
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	990,802	8,567,573
India — 18.3%
ABB India Ltd.	70,662	4,936,189
APL Apollo Tubes Ltd.	226,588	4,799,404
Asian Paints Ltd.	1,031,843	27,261,646
AU Small Finance Bank Ltd.(c)	919,873	7,460,439
Axis Bank Ltd.	1,510,566	21,075,932
Bajaj Finance Ltd.	210,757	22,643,124
Bharti Airtel Ltd.	253,760	5,512,796
Canara Bank	5,895,522	7,920,207
Cipla Ltd.	279,540	4,794,724
Dabur India Ltd.	3,185,351	17,993,705
Dr Reddy's Laboratories Ltd.	333,407	4,883,281
Eicher Motors Ltd.	116,284	7,257,512
Eternal Ltd.(a)	8,772,232	24,433,140
HCL Technologies Ltd.	1,369,663	26,217,244
HDFC Bank Ltd.	3,820,408	87,181,888
HDFC Life Insurance Co. Ltd.(c)	794,955	7,223,502
Hero MotoCorp Ltd.	226,562	11,416,078
Hindalco Industries Ltd.	1,523,596	11,304,023
Hindustan Unilever Ltd.	1,106,596	30,400,552
ICICI Bank Ltd.	3,023,065	51,275,775
ICICI Lombard General Insurance Co. Ltd.(c)	216,425	4,748,673
ICICI Prudential Life Insurance Co. Ltd.(c)	1,533,069	11,863,744
IDFC First Bank Ltd.(a)	6,274,107	4,990,207
Indian Hotels Co. Ltd., Class A	670,450	6,039,912
IndusInd Bank Ltd.	519,525	4,966,371
Info Edge India Ltd.	1,494,466	24,960,185
Infosys Ltd.	2,808,557	51,325,707
Kotak Mahindra Bank Ltd.	666,432	16,178,070
Macrotech Developers Ltd.	490,972	8,198,691
Mahindra & Mahindra Ltd.	590,810	20,577,216
Mahindra & Mahindra Ltd., GDR	314,368	10,782,822
Marico Ltd.	2,336,042	19,572,158
Mphasis Ltd.	176,406	5,278,432
Oberoi Realty Ltd.	293,480	5,998,841
PB Fintech Ltd.(a)	245,781	5,065,862
Persistent Systems Ltd., NVS	68,810	4,533,106
Phoenix Mills Ltd. (The)	256,706	4,619,111
PI Industries Ltd.	169,415	7,574,032
Power Grid Corp. of India Ltd.	3,857,867	13,082,292
Punjab National Bank	4,952,196	6,138,017
Reliance Industries Ltd.	4,494,435	74,752,011
SBI Cards & Payment Services Ltd.	451,794	4,862,692
Shriram Finance Ltd.	1,379,242	10,321,175
Sona Blw Precision Forgings Ltd.(c)	773,131	4,920,694
State Bank of India	1,344,003	12,777,997
Supreme Industries Ltd.	206,928	10,036,861
Suzlon Energy Ltd.(a)	8,912,410	7,465,372
Tata Communications Ltd.	248,391	4,870,510
Tata Consumer Products Ltd.	360,412	4,663,561
Tata Elxsi Ltd.	65,406	4,923,515
Tech Mahindra Ltd.	655,004	12,055,362
Torrent Power Ltd.	291,832	4,692,696
Security	Shares	Value
India (continued)
Trent Ltd.	180,343	$11,910,731
TVS Motor Co. Ltd.	526,876	17,137,743
Union Bank of India Ltd.	7,362,005	12,646,028
United Spirits Ltd.	740,236	13,162,495
UPL Ltd.	1,196,175	8,792,842
Varun Beverages Ltd.	850,076	4,737,715
Voltas Ltd.	479,906	7,088,361
Wipro Ltd.	2,257,082	6,594,445
		860,897,416
Indonesia — 0.8%
Bank Central Asia Tbk PT	19,052,592	10,991,293
Bank Rakyat Indonesia Persero Tbk PT	37,475,400	10,196,417
Chandra Asri Pacific Tbk PT	8,119,000	4,654,342
Kalbe Farma Tbk PT	51,822,900	4,814,073
Telkom Indonesia Persero Tbk PT	28,369,700	4,904,318
		35,560,443
Malaysia — 2.2%
AMMB Holdings Bhd	3,815,800	4,696,199
Axiata Group Bhd	9,848,400	4,741,575
CELCOMDIGI Bhd	8,051,200	7,036,406
CIMB Group Holdings Bhd	7,954,500	12,957,401
Gamuda Bhd	4,504,200	4,836,122
Kuala Lumpur Kepong Bhd	991,662	4,538,371
Malayan Banking Bhd	5,460,000	12,547,859
Press Metal Aluminium Holdings Bhd	12,002,400	14,210,278
Public Bank Bhd	14,953,881	15,147,331
Sime Darby Bhd(b)	18,377,800	7,334,212
Sunway Bhd	13,418,023	14,956,044
		103,001,798
Mexico — 1.8%
Cemex SAB de CV, NVS	11,372,909	7,786,772
Fomento Economico Mexicano SAB de CV	1,958,096	20,831,775
Grupo Aeroportuario del Sureste SAB de CV, Class B	151,793	4,871,290
Grupo Bimbo SAB de CV, Series A, Class A	5,203,795	14,544,119
Grupo Financiero Banorte SAB de CV, Class O	2,250,538	19,894,682
Wal-Mart de Mexico SAB de CV	4,784,558	15,713,361
		83,641,999
Peru — 0.2%
Credicorp Ltd.	42,340	8,968,035
Poland — 1.1%
Allegro.eu SA (a)(c)	1,899,284	17,473,649
Budimex SA	36,252	6,047,402
CCC SA(a)	78,782	4,594,462
KGHM Polska Miedz SA	150,003	4,915,465
ORLEN SA	532,633	10,466,033
Zabka Group SA(a)	1,658,894	10,027,620
		53,524,631
Qatar — 0.4%
Qatar National Bank QPSC	3,613,672	16,791,151
Russia — 0.0%
PhosAgro PJSC(a)(d)	4,826	48
Polyus PJSC(a)(d)	436,460	6
Rosneft Oil Co. PJSC(a)(d)	759,129	98
Sberbank of Russia PJSC(a)(d)	10,004,860	1,291
TCS Group Holding PLC, GDR(a)(d)(e)	124,025	16
		1,459
Saudi Arabia — 3.0%
ACWA Power Co.	91,111	6,272,699

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Al Rajhi Bank	1,612,157	$39,104,654
Alinma Bank	2,341,364	16,128,897
Co. for Cooperative Insurance (The)	127,364	4,710,168
Dr Sulaiman Al Habib Medical Services Group Co.	211,364	14,731,512
Etihad Etisalat Co.	1,709,184	27,152,684
Saudi Arabian Mining Co.(a)	794,699	10,780,229
Saudi Basic Industries Corp.	743,587	11,039,888
Saudi Telecom Co.	827,079	9,228,777
		139,149,508
South Africa — 4.1%
Anglogold Ashanti PLC, NVS	332,500	14,375,058
Aspen Pharmacare Holdings Ltd.	896,851	6,042,180
Bid Corp. Ltd.	209,415	5,546,979
Clicks Group Ltd.	225,463	4,866,967
FirstRand Ltd.	1,768,577	7,336,236
Gold Fields Ltd.	889,086	20,318,678
Kumba Iron Ore Ltd.	305,460	5,005,416
MTN Group Ltd.	703,030	4,893,457
Naspers Ltd., Class N	82,708	23,765,087
Nedbank Group Ltd.	1,131,998	16,083,720
NEPI Rockcastle NV	3,333,201	25,633,164
Old Mutual Ltd.	7,290,663	4,731,380
Sanlam Ltd.	4,282,862	21,106,477
Valterra Platinum Ltd.	127,632	5,012,801
Vodacom Group Ltd.	2,634,584	20,211,989
Woolworths Holdings Ltd./South Africa	2,157,119	7,029,455
		191,959,044
South Korea — 9.5%
Celltrion Inc.	42,470	4,950,375
CJ CheilJedang Corp.	29,166	4,884,620
Coway Co. Ltd.	108,259	6,961,607
Doosan Enerbility Co. Ltd.(a)	177,192	5,172,247
Hana Financial Group Inc.	430,286	22,630,451
Hanwha Systems Co. Ltd.	147,103	4,837,231
HD Hyundai Electric Co. Ltd.(b)	17,067	4,672,883
Hyundai Rotem Co. Ltd.	57,968	6,135,725
Kakao Corp.(b)	182,745	5,646,370
KakaoBank Corp.	197,422	3,356,296
KB Financial Group Inc.	365,177	27,477,329
Krafton Inc.(a)	25,710	6,867,255
LG Chem Ltd.	33,198	4,737,030
LG Display Co. Ltd.(a)	798,130	4,968,721
NAVER Corp.	152,025	20,600,664
POSCO Holdings Inc.	52,250	9,465,498
Samsung C&T Corp.	99,755	10,812,116
Samsung Electro-Mechanics Co. Ltd.	60,512	5,341,292
Samsung Electronics Co. Ltd.	2,804,441	113,797,730
Samsung Fire & Marine Insurance Co. Ltd.(b)	28,668	8,389,990
Samsung Life Insurance Co. Ltd.	74,890	5,359,141
Samsung SDI Co. Ltd.	53,497	6,540,923
Shinhan Financial Group Co. Ltd.	459,221	19,207,851
SK Biopharmaceuticals Co. Ltd.(a)	134,628	9,072,851
SK Hynix Inc.(b)	325,103	47,956,300
SK Inc.	166,458	19,710,355
SK Innovation Co. Ltd.	123,473	8,000,028
SK Square Co. Ltd.(a)	78,909	6,526,655
SK Telecom Co. Ltd.	179,962	6,708,875
SKC Co. Ltd.(a)(b)	71,319	4,591,782
Woori Financial Group Inc.	2,138,260	29,836,885
		445,217,076
Security	Shares	Value
Taiwan — 19.3%
Accton Technology Corp.	204,000	$4,977,937
Acer Inc.	12,495,000	14,302,100
Advantech Co. Ltd.	482,000	5,425,080
ASE Technology Holding Co. Ltd.	2,056,000	9,354,375
Asia Vital Components Co. Ltd.	398,000	7,989,767
Asustek Computer Inc.	293,000	6,024,026
Cathay Financial Holding Co. Ltd.	19,263,769	38,107,511
Chailease Holding Co. Ltd.	1,178,000	4,732,258
China Steel Corp.	6,607,000	4,334,917
Chunghwa Telecom Co. Ltd.	5,977,000	25,777,162
CTBC Financial Holding Co. Ltd.	9,763,000	13,179,277
Delta Electronics Inc.	1,740,000	21,381,782
E Ink Holdings Inc.	944,000	6,585,356
E.Sun Financial Holding Co. Ltd.	46,872,591	46,358,523
Eva Airways Corp.	11,675,000	15,773,360
Far EasTone Telecommunications Co. Ltd.	1,696,000	4,870,166
First Financial Holding Co. Ltd.	52,243,119	46,895,800
Fortune Electric Co. Ltd.	302,000	4,530,324
Fubon Financial Holding Co. Ltd.	6,044,542	15,933,907
Hon Hai Precision Industry Co. Ltd.	2,984,000	15,196,430
Lite-On Technology Corp.	2,281,000	7,620,544
MediaTek Inc.	798,000	32,764,755
Quanta Computer Inc.	902,000	7,979,458
Shin Kong Financial Holding Co. Ltd.(a)	37,516,000	14,989,655
SinoPac Financial Holdings Co. Ltd.	14,753,611	11,222,891
Taishin Financial Holding Co. Ltd.	13,704,135	7,799,471
Taiwan Semiconductor Manufacturing Co. Ltd.	14,770,000	471,074,547
United Microelectronics Corp.	13,113,000	20,190,304
Voltronic Power Technology Corp.	149,000	6,639,913
Wistron Corp.	1,297,000	4,942,746
Yuanta Financial Holding Co. Ltd.	6,978,000	7,231,634
		904,185,976
Thailand — 1.3%
Advanced Info Service PCL, NVDR	2,184,600	19,001,285
Bangkok Dusit Medical Services PCL, NVDR	17,889,900	11,699,072
Delta Electronics Thailand PCL, NVDR(b)	2,495,000	7,872,589
Home Product Center PCL, NVDR(b)	20,394,100	4,774,142
PTT Oil & Retail Business PCL, NVDR(b)	19,103,500	6,850,576
PTT PCL, NVDR	14,274,200	12,922,147
		63,119,811
Turkey — 0.5%
Akbank TAS	3,496,005	4,546,212
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,437,806	4,754,916
Haci Omer Sabanci Holding AS	3,969,266	7,827,133
Yapi ve Kredi Bankasi A/S(a)	6,809,848	4,424,978
		21,553,239
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	6,292,713	20,683,981
Abu Dhabi Islamic Bank PJSC	2,961,597	15,459,951
Emaar Properties PJSC	3,482,696	12,471,370
Emirates NBD Bank PJSC	986,815	6,018,148
Emirates Telecommunications Group Co. PJSC	1,171,757	5,480,747
First Abu Dhabi Bank PJSC	4,842,437	21,221,219
		81,335,416
Total Common Stocks — 98.8% (Cost: $3,773,083,873)		4,635,342,898
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	2,134,854	6,046,793

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	1,737,094	$11,368,027
		17,414,820
Colombia — 0.1%
Grupo Cibest SA, Preference Shares, NVS	704,039	7,252,195
South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	647,559	21,581,732
Total Preferred Stocks — 1.0% (Cost: $46,790,369)		46,248,747
Total Long-Term Investments — 99.8% (Cost: $3,819,874,242)		4,681,591,645
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	56,653,114	56,675,775
Total Short-Term Securities — 1.2% (Cost: $56,675,775)		56,675,775
Total Investments — 101.0% (Cost: $3,876,550,017)		4,738,267,420
Liabilities in Excess of Other Assets — (1.0)%		(45,192,545)
Net Assets — 100.0%		$4,693,074,875

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,767,753	$53,912,428 (a)	$—	$(1,729)	$(2,677)	$56,675,775	56,653,114	$216,393 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	670,678	—
				$(1,729)	$(2,677)	$56,675,775		$887,071	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	143	06/20/25	$8,217	$(129,889)

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EM ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$525,161,526	$4,110,179,913	$1,459	$4,635,342,898
Preferred Stocks	24,667,015	21,581,732	—	46,248,747
Short-Term Securities
Money Market Funds	56,675,775	—	—	56,675,775
	$606,504,316	$4,131,761,645	$1,459	$4,738,267,420
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(129,889)	$—	$—	$(129,889)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company